Cost of sales (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cost of Sales [Abstract]
Salaries and wages	$ 427	$ 395
Stores and other consumables	468	468
Fuel, power and water	329	266
Mining contractors	501	389
Other	35	71
Operating costs	1,760	1,589
Royalties	302	186
Total operating costs	2,062	1,775
Retrenchment costs	1	1
Rehabilitation and other non-cash costs	29	19
Amortisation of tangible assets	556	510
Amortisation of right of use assets	44	48
Inventory change	2	19
Cost of sales	$ 2,694	$ 2,372